Leases - Summary of Future Lease Payments for the Lease Contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	₩ 355,933	₩ 345,241
Within one year
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	170,781	151,259
After one year but within five years
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	152,145	155,707
After five years
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	₩ 33,007	₩ 38,275